Taxation - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Deferred income tax assets, net operating loss carry forwards	$ 1,798,398	$ 1,798,398
Total Deferred income tax assets		1,798,398
Less: Valuation allowance	(1,798,398)
Net deferred income tax assets		1,798,398
Deferred income tax liabilities, Intangible assets from business combination
Total deferred income tax liabilities